Note 15 - Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of compensation for key management personnel [text block]
	2017	2016	2015
Short-term benefits	$2,176,345	$1,742,021	$1,672,327
Director fees	116,398	45,540	46,920
	2,292,743	1,787,561	1,719,247
Stock-based compensation	1,083,160	83,270	126,889
	$3,375,903	$1,870,831	$1,846,136